Discontinued Operations (Detail Textual) (USD $)	12 Months Ended
Dec. 31, 2013
Series I Preferred Stock [Member]
Discontinued Operations (Textual)
Contingent shares subject to cancellation	4,500
ERFS [Member]
Discontinued Operations (Textual)
Operating expenses related to disposal	$ 297,321